DECEMBER 14, 2017

SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION

FOR HARTFORD GLOBAL IMPACT NEXTSHARES FUND

(HARTFORD FUNDS NEXTSHARES TRUST)

DATED DECEMBER 4, 2017

Effective as of January 2, 2018, Mr. Darek Wojnar will no longer be an officer to Hartford Funds NextShares Trust. Accordingly, all references to Mr. Wojnar in the Fund’s Statement of Additional Information will be deleted.

This Supplement should be retained with your Statement of Additional Information for future reference.

December 2017